Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
CASH FLOWS FROM OPERATING ACTIVITIES
Net income from continuing operations	$ 15,279	94,796	80,431	126,886
Net income from discontinuing operations	4,106	25,476	10,765	7,594
Adjustments to reconcile net income to net cash generated from operating activities:
Share-based compensation	1,185	7,349	8,804	9,084
Depreciation of property, plant and equipment	28,206	175,008	149,975	119,919
Amortization of intangible assets	3,717	23,061	29,669	28,658
Amortization of prepaid land lease payments	582	3,610	2,801	1,637
Share of net profit of equity investees	(2,242)	(13,911)	(15,521)	(1,790)
Other noncash income				(2,681)
Loss on disposal of property, plant and equipment, net	582	3,610	1,235	1,072
Amortization of acquired executory contracts			(822)	(412)
Deferred tax benefits	3,756	23,307	3,361	1,869
Allowance for doubtful accounts, net	(1,452)	(9,010)		(12,966)
Asset impairment		0	0	3,360
Changes in fair value of derivatives	420	2,605
Gain on disposal of CAH and WHT (note 4)	(6,203)	(38,487)
Changes in operating assets and liabilities net of effects of acquisition and disposals:
Accounts receivable	726	4,505	(102,187)	9,870
Prepayments and other current assets	(811)	(5,029)	11,673	(12,622)
Inventories	38	237	(11,036)	(362)
Amounts due from related parties	(545)	(3,384)	(9,058)	(650)
Amounts due to related parties	(53)	(326)	(2,693)	5,109
Other non-current assets	5,840	36,234	7,025	2,889
Deposits for the purchases of land use rights			(27,427)	(25,451)
Accounts payable	5,043	31,288	48,646	(6,966)
Accrued expenses and other liabilities	5,720	35,488	36,966	(1,975)
Deferred revenue	1,796	11,146	(4,362)	(2,842)
Income tax payable	3,610	22,397	23,024	1,610
Accrued unrecognized tax benefit	9,736	60,411	17,764	8,675
Net cash generated from operating activities	79,036	490,381	259,033	259,515
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of held to maturity securities			(30,000)
Maturity of held to maturity securities			30,000	100,466
Maturity of the time deposit				50,372
Investments in equity method investees	(1,053)	(6,534)	(2,640)	(228,696)
Acquisitions, net of cash acquired (note 4)				(223,403)
Disposal net of cash disposed (note 4)	45,151	280,142
Purchase of subsidiary shares from noncontrolling interests			(1,500)
Acquisition of property, plant and equipment	(8,297)	(51,480)	(74,553)	(65,904)
Deposits for the purchases of property, plant and equipment	(9,408)	(58,370)	(85,448)	(218,833)
Refund of deposits for the purchase of property, plant and equipment			11,357
Proceeds from disposal of property, plant and equipment	4,477	27,779	6,500	4,707
Proceeds from principal portion of direct financing leases	18,910	117,328	47,319	37,426
Net investment in direct financing leases	(7,058)	(43,794)	(59,289)	(115,425)
Cash distribution from equity investees	3,543	21,984	24,714
Net cash (used in) generated from investing activities	46,265	287,055	(133,540)	(659,290)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank borrowings	1,451	9,000	190,692	258,083
Proceeds from long-term bank borrowings	47,044	291,892	407,969	518,749
Repayment of obligations under capital leases	(1,381)	(8,567)	(2,117)	(3,354)
Repayment of short-term bank borrowings	(17,820)	(110,569)	(79,246)	(2,000)
Repayment of long-term bank borrowings	(44,050)	(273,310)	(302,058)	(112,554)
Increase in restricted cash	(12,898)	(80,028)	(138,093)	(259,523)
Dividends paid to ordinary shareholders	(73,101)	(453,562)
Proceeds received from sales lease back	7,414	46,000
Repurchase of ordinary shares			(6,015)	(43,469)
Increase in loan to a noncontrolling interest of a subsidiary				(100,000)
Repayment of loan from a noncontrolling shareholder of a subsidiary			6,590
Net cash generated from (used in) financing activities	(93,341)	(579,144)	77,722	255,932
Exchange rate effect on cash	(427)	(2,643)	4,436	147
Net (decrease) increase in cash	31,533	195,649	207,651	(143,696)
Cash at beginning of year	45,617	283,033	75,382	219,078
Cash at end of year	77,150	478,682	283,033	75,382
Supplemental schedule of cash flows information:
Income tax paid	(5,553)	(34,452)	(6,318)	(50,474)
Interest paid (net of amounts capitalized)	(8,618)	(53,470)	(37,527)	(16,255)
Supplemental schedule of non-cash activities:
Acquisition of property, plant and equipment and other intangible assets through utilization of deposits	4,431	27,492	74,267	221,291
Acquisition of property, plant and equipment included in accrual for purchase of property, plant and equipment	245	1,519	9,050
Acquisition of net investment in financing lease through utilization of deposits			27,940	52,881
Consideration of acquisition of CAH due to effective settlement of preexisting balance as the result of the business combination				128,573
Contribution by the noncontrolling shareholder - JWYK of intangible assets				4,900
Deposit for land use right transfer to land use right			25,451